COMMITMENTS AND CONTINGENCIES - SCHEDULE OF NUCLEAR INSURANCE (Details) (San Diego Gas and Electric Company [Member], USD $)	Dec. 31, 2014
San Diego Gas and Electric Company [Member]
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum	$ 375,000,000
Secondary Financial Protection, Maximum	13,200,000,000
Secondary Financial Protection, Company Contribution, Maximum	50,930,000
Secondary Financial Protection, Company Contribution, Annual Maximum	7,600,000
Nuclear Property Insurance Coverage, Maximum	2,750,000,000
Nuclear Property Damage Insurance, Premium Assessment	9,700,000
Nuclear Property Insurance Terrorism Coverage, Maximum	3,240,000,000
Nuclear Property Damage Insurance, Deductible Per Event	$ 2,500,000